Details of Significant Accounts - Pensions, schedule of principal actuarial assumptions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumption	0.25%
Percentage of decrease in actuarial assumption	0.25%
Future salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumption	0.25%
Percentage of decrease in actuarial assumption	0.25%
Perfect Mobile Corp. (Taiwan)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.80%	1.50%
Future salary increases	3.00%	3.00%
Perfect Mobile Corp. (Taiwan) | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on present value of defined benefit obligation	$ (3)	$ (5)
Effect on present value of defined benefit obligation	4	6
Perfect Mobile Corp. (Taiwan) | Future salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on present value of defined benefit obligation	4	5
Effect on present value of defined benefit obligation	$ (3)	$ (5)